Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
20.
Leases

The Group has leased office and store premises under operating lease agreements for the periods from 2021 to 2025. As of December 31, 2021 and 2022, the Group had no long-term leases that were classified as a financing lease.

For the year ended December 31, 2021 and 2022, the lease expense is as follow:

	Years ended December 31,
	2021	2022
	RMB	RMB
Operating lease expense	43,260	57,302
Short-term lease expense	57,180	66,016
Total lease expense	100,440	123,318

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31, 2021	As of December 31, 2022
Operating lease:	RMB	RMB
Operating leases right-of-use assets	69,612	78,455
Current portion of lease liabilities	35,948	46,426
Non-current portion of lease liabilities	34,501	33,523
Total operating lease liabilities	70,449	79,949
Weighted-average remaining lease term (in years) – operating leases	2.18	1.88
Weighted-average discount rate – operating leases	5.64%	5.40%

As of December 31, 2022, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities are as follows:

Years ending	RMB

2023	49,528
2024	28,388
2025	6,134
Total undiscounted cash flows	84,050
Less: imputed interest	(4,101)
Total	79,949

Lease liabilities due within one year	46,426
Lease liabilities due after one year	33,523

Short-term lease commitment:
2023	25,322